Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule of losses from discontinued operations net of tax

	For the year ended December 31,
	2011	2010	2009
Revenues	$0.1	$(0.0)	$3.3

Pre-tax loss from discontinued operations	$(0.2)	$(0.2)	$(52.7)
Income tax (expense) benefit	(0.2)	(0.1)	18.2

Loss from discontinued operations, net of tax	$(0.4)	$(0.4)	$(34.5)

Schedule of discontinued operations assets and liabilities recorded in other assets and accrued expenses and other liabilities

	December 31,
	2011	2010
Assets:
Cash and cash equivalents	$0.4	$0.8
Deferred compensation and other assets	1.1	2.9

Total assets	$1.5	$3.7

Liabilities:
Accrued compensation expense	$—	$2.5
Accrued expenses and other liabilities	1.0	1.6

Total liabilities	$1.0	$4.1